Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (11)
Decrease in net income	11
Impact on consolidated equity
Decrease in consolidated equity	(314)
Increase in consolidated equity	€ 314
USD vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 0
Decrease in net income	0
Impact on consolidated equity
Decrease in consolidated equity	(48)
Increase in consolidated equity	€ 48
Other currencies vs EUR
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	(56)
Increase in consolidated equity	€ 56
Latin American currencies vs USD
Change
Increase in exchange rate (in percentage)	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ (12)
Decrease in net income	12
Impact on consolidated equity
Decrease in consolidated equity	(210)
Increase in consolidated equity	€ 210